Net Loss Per Share (Details) - Schedule of Diluted Loss Per Share Anti-Dilutive - shares	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	13,198,653		302,307,228		12,694,332		302,307,228		11,913,273	4,272,200
Convertible preferred stock [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares			112,660,326				112,660,326			3,201,201
Preferred stock warrants [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares			36,501,508				36,501,508			1,037,177
Stock options [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	204	[1]	3,607	[1]	204	[1]	3,607	[1]	204	146
SSCPN [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares			69,609,903				69,609,903			15,307
Public warrants [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	11,500,000				11,500,000				11,500,000
Private warrants [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	1,698,449				1,194,128				380,011
Unsecured convertible note [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares									33,058
Derivative financial instruments [Member]
Schedule of Basic Loss Per Share Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares			83,531,884				83,531,884			18,369

[1]	The computation of diluted earnings per common share excludes the 204 common stock options (20,425 prior to Reverse Stock Split) for the three months and six months ended September 2024 respectively and 360,690 common stock options (3,607 prior to Reverse Stock Split) for the three and six months ended September 2023 respectively and the 1,698,449 private warrants (93,040,952 prior to Reverse Stock Split) for the three months and six months ended September 2024 respectively and 1,194,128 private warrants (71,970,284 prior to Reverse Stock Split) for the three and six months ended September 2023 respectively.